BLACKROCK LARGE CAP SERIES FUNDS, INC.

BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio
BlackRock Large Cap Core Retirement Portfolio

(each a “Fund” and collectively the “Funds”)

SUPPLEMENT DATED JUNE 20, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 27, 2012

Effective immediately, the Funds’ Statement of Additional Information is hereby amended as follows:

The section entitled “Investment Objectives and Policies” is revised as set forth below.

The three bullet points following the third paragraph are deleted in their entirety and replaced with the following:

•	Growth Fund and Retirement Growth Fund. Growth Fund and Retirement Growth Fund seek to invest in equity securities that BlackRock believes have above-average earnings prospects; i.e., are likely to experience consistent earnings growth over time. Each of the Funds anticipates that its individual holdings generally will at the time of purchase be allocated so that no individual security held by the Fund is overweighted or underweighted in the portfolio as compared to its weighting in its benchmark, the Russell 1000® Growth Index, by more than 2%. The weight of each security with respect to a Fund’s portfolio may vary due to market movements.
•	Value Fund and Retirement Value Fund. Value Fund and Retirement Value Fund seek to invest in equity securities that BlackRock believes are undervalued; i.e., securities with lower price-to-book ratios and lower price-to-earnings ratios. Each of the Funds anticipates that its individual holdings generally will at the time of purchase be allocated so that no individual security is overweighted or underweighted in the portfolio as compared to its weighting in its benchmark, the Russell 1000® Value Index, by more than 2%. The weight of each security with respect to a Fund’s portfolio may vary due to market movements.
•	Core Fund and Retirement Core Fund. Core Fund and Retirement Core Fund seek to invest in securities that BlackRock believes are undervalued or show good prospects for earnings growth. Each of the Funds anticipates that its individual holdings generally will at the time of purchase be allocated so that no individual security held by the Fund is overweighted or underweighted in the portfolio as compared to its weighting in its benchmark, the Russell 1000® Index, by more than 2%. The weight of each security with respect to a Fund’s portfolio may vary due to market movements.

The fourth paragraph is deleted in its entirety and replaced with the following:

Under normal circumstances, Core Plus Fund will invest at least 80% of its net assets in equity securities of large cap companies that BlackRock selects from among those that are, at the time of purchase, included in Core Plus Fund’s benchmark, the Russell 1000® Index. For this purpose, net assets include assets acquired through the investment of the proceeds of the short sales or any borrowings or other forms of leverage for investment purposes. For Core Plus Fund, BlackRock looks for companies within the Russell 1000® Index that, in BlackRock’s opinion, are consistent with the investment objective of Core Plus Fund by using quantitative factor models generated by third-party research firms. Through BlackRock’s amalgamating process, BlackRock combines the final rankings provided by external third-party models for each security. The investment objective of Core Plus Fund is to seek to invest in securities that BlackRock believes are undervalued or show good prospects for earnings growth. The Fund anticipates that its individual holdings generally will at the time of purchase be allocated so that no individual security held by the Fund is overweighted or underweighted in the portfolio as compared to its weighting in the relevant portion of its benchmark, the Russell 1000® Index, by more than 2%. The weight of each security with respect to the Fund’s portfolio may vary due to market movements.

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” is revised as set forth below.

The first paragraph is deleted in its entirety and replaced with the following:

Chris Leavy, CFA and Peter Stournaras, CFA, the portfolio managers, are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio.

The subsection entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than the Funds, as applicable, for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2011.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Management Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Growth Fund
Chris Leavy, CFA[1]	28	11	10	0	1	0
	$12.62 Billion	$2.81 Billion	$1.54 Billion	$0	$116.1 Million	$0
Peter Stournaras, CFA	30	9	9	0	1	0
	$13.04 Billion	$2.03 Billion	$1.39 Billion	$0	$115.5 Million	$0
Value Fund
Chris Leavy, CFA[1]	28	11	10	0	1	0
	$12.57 Billion	$2.81 Billion	$1.54 Billion	$0	$116.1 Million	$0
Peter Stournaras, CFA	30	9	9	0	1	0
	$12.65 Billion	$2.03 Billion	$1.39 Billion	$0	$115.5 Million	$0
Core Fund
Chris Leavy, CFA[1]	28	11	10	0	1	0
	$12.02 Billion	$2.81 Billion	$1.54 Billion	$0	$116.1 Million	$0
Peter Stournaras, CFA	30	9	9	0	1	0
	$12.22 Billion	$2.03 Billion	$1.39 Billion	$0	$115.5 Million	$0
Core Plus Fund
Chris Leavy, CFA[1]	28	11	10	0	1	0
	$13.57 Billion	$2.81 Billion	$1.54 Billion	$0	$116.1 Million	$0
Peter Stournaras, CFA	30	9	9	0	1	0
	$13.80 Billion	$2.03 Billion	$1.39 Billion	$0	$115.5 Million	$0
Retirement Growth Fund
Chris Leavy, CFA[1]	28	11	10	0	1	0
	$13.61 Billion	$2.81 Billion	$1.54 Billion	$0	$116.1 Million	$0
Peter Stournaras, CFA	30	9	9	0	1	0
	$13.74 Billion	$2.03 Billion	$1.39 Billion	$0	$115.5 Million	$0
Retirement Value Fund
Chris Leavy, CFA[1]	28	11	10	0	1	0
	$13.51 Billion	$2.81 Billion	$1.54 Billion	$0	$116.1 Million	$0
Peter Stournaras, CFA	30	9	9	0	1	0
	$13.69 Billion	$2.03 Billion	$1.39 Billion	$0	$115.5 Million	$0
Retirement Core Fund
Chris Leavy, CFA[1]	28	11	10	0	1	0
	$13.54 Billion	$2.81 Billion	$1.54 Billion	$0	$116.1 Million	$0
Peter Stournaras, CFA	30	9	9	0	1	0
	$13.71 Billion	$2.03 Billion	$1.39 Billion	$0	$115.5 Million	$0

1 Information for Mr. Leavy is provided as of June 11, 2012.

The last sentence of the first paragraph under the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

With respect to these portfolio managers, such benchmarks for the Funds and other accounts include the following:

Portfolio Manager	Applicable Benchmarks
Chris Leavy, CFA	Lipper Multi-Cap Core, Multi-Cap Growth and Multi-Cap Value Fund Classifications
Peter Stournaras, CFA

2

The following paragraph is added as the last paragraph under the subsection entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation”:

Due to Mr. Leavy’s unique position (Portfolio Manager and Chief Investment Officer of Fundamental Equity (Americas)), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) are included in consideration of his incentive compensation but given his unique role it is not the primary driver of compensation.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Long-Term Incentive Plan Awards” is deleted in its entirety.

The last sentence under the subsection entitled “Portfolio Manager Compensation Overview — Distribution of Discretionary Incentive Compensation — Deferred Compensation Program” is deleted in its entirety and replaced with the following:

All of the eligible portfolio managers have participated in the deferred compensation program.

The subsection entitled “Fund Ownership” is deleted in its entirety and replaced with the following:

Fund Ownership

The following table sets forth the dollar range of securities beneficially owned by the portfolio managers in the Funds as of September 30, 2011.

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities Beneficially Owned
Chris Leavy, CFA[1]	Growth Fund	$100,001-$500,000
Peter Stournaras, CFA	Growth Fund	$10,001-$50,000
Chris Leavy, CFA[1]	Value Fund	$100,001-$500,000
Peter Stournaras, CFA	Value Fund	$10,001-$50,000
Chris Leavy, CFA[1]	Core Fund	$100,001-$500,000
Peter Stournaras, CFA	Core Fund	$100,001-$500,000
Chris Leavy, CFA[1]	Core Plus Fund	$50,001-$100,000
Peter Stournaras, CFA	Core Plus Fund	$10,001-$50,000
Chris Leavy, CFA[1]	Retirement Growth Fund	None
Peter Stournaras, CFA	Retirement Growth Fund	None
Chris Leavy, CFA[1]	Retirement Value Fund	None
Peter Stournaras, CFA	Retirement Value Fund	None
Chris Leavy, CFA[1]	Retirement Core Fund	None
Peter Stournaras, CFA	Retirement Core Fund	$10,001-$50,000

1 Information for Mr. Leavy is provided as of June 11, 2012.

The last two sentences of the first paragraph under the subsection entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Mr. Stournaras may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Stournaras may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-19076-0612SUP